Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 10, 2022
Document Effective Date	Jun. 10, 2022
Prospectus Date	Feb. 28, 2022
MainStay Candriam Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	MCYAX
MainStay Candriam Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	MCYCX
MainStay Candriam Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	MCYIX
MainStay Candriam Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	MCYSX
MainStay Candriam Emerging Markets Equity Fund | Investor Class
Prospectus:
Trading Symbol	MCYVX